Fair Value of Financial Instruments - Additional Information About Instruments Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 30,179.3		$ 30,281.3
Fixed maturities, trading	1,095.8		0.0
Marketable equity securities, at fair value	97.7		755.7
Derivatives, at fair value	178.9		339.1
Separate account assets	904.3		978.1
Embedded derivatives – Indexed products	875.9		806.0
Mortgage loans	6,485.1		6,241.2
Investments in limited partnerships	130.1		173.0
Cash and cash equivalents	227.3		347.5	$ 326.2
Deposit asset	5,920.4	$ 6,072.6
Funds held under deposit contracts	37,404.5		35,345.9
Funds withheld liability	5,589.9	$ 5,700.0	0.0
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			347.5
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			0.0
Corporate Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,691.4		23,932.2
Residential Mortgage Backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,381.2		2,472.8
Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	858.4		795.7
Collateralized Debt Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	912.6		1,146.6
Other Debt Obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,174.0		719.4
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	227.3		347.5
Deposit asset	5,920.4
Carrying Amount | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,179.3		30,281.3
Fixed maturities, trading	1,095.8
Marketable equity securities, at fair value	97.7		755.7
Derivatives, at fair value	178.9		339.1
Total investments carried at fair value	31,551.7		31,376.1
Embedded derivative – Closed Block	67.0
Separate account assets	904.3		978.1
Total assets at fair value	32,523.0		32,354.2
Carrying Amount | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	432.8		422.2
Carrying Amount | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	728.9		792.4
Carrying Amount | Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,691.4		23,932.2
Carrying Amount | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,381.2		2,472.8
Carrying Amount | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	858.4		795.7
Carrying Amount | Collateralized Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	912.6		1,146.6
Carrying Amount | Other Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,174.0		719.4
Carrying Amount | Index options | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	61.8		261.9
Carrying Amount | Foreign currency swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	115.4		75.5
Carrying Amount | Other derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.7		1.7
Carrying Amount | Embedded derivatives – Indexed products | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives – Indexed products	871.5		797.5
Carrying Amount | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,485.1		6,241.2
Carrying Amount | Tax Credit Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	130.1		173.0
Carrying Amount | Funds held under deposit contracts: Deferred annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	22,797.7		20,128.3
Carrying Amount | Funds held under deposit contracts: Income annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	474.6
Funds withheld liability	5,656.9
Carrying Amount | Funds held under deposit contracts: Closed block
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	6,594.4		7,202.5
Carrying Amount | Insurance contracts and embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	8,407.6		8,015.1
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	227.3		347.5
Deposit asset	6,750.4
Fair Value | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	227.3
Deposit asset	0.0
Fair Value | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0.0
Deposit asset	0.0
Fair Value | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0.0
Deposit asset	6,750.4
Fair Value | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,179.3		30,281.3
Fixed maturities, trading	1,095.8
Marketable equity securities, at fair value	97.7		755.7
Derivatives, at fair value	178.9		339.1
Total investments carried at fair value	31,551.7		31,376.1
Embedded derivative – Closed Block	67.0
Separate account assets	904.3		978.1
Total assets at fair value	32,523.0		32,354.2
Fair Value | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fixed maturities, trading	0.0
Marketable equity securities, at fair value	85.2		722.6
Derivatives, at fair value	0.2		0.2
Total investments carried at fair value	85.4		722.8
Embedded derivative – Closed Block	0.0
Separate account assets	904.3		978.1
Total assets at fair value	989.7		1,700.9
Fair Value | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	29,842.9		30,038.9
Fixed maturities, trading	1,095.8
Marketable equity securities, at fair value	12.0		26.8
Derivatives, at fair value	178.7		299.4
Total investments carried at fair value	31,129.4		30,365.1
Embedded derivative – Closed Block	0.0
Separate account assets	0.0		0.0
Total assets at fair value	31,129.4		30,365.1
Fair Value | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	336.4		242.4
Fixed maturities, trading	0.0
Marketable equity securities, at fair value	0.5		6.3
Derivatives, at fair value	0.0		39.5
Total investments carried at fair value	336.9		288.2
Embedded derivative – Closed Block	67.0
Separate account assets			0.0
Total assets at fair value	403.9		288.2
Fair Value | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	432.8		422.2
Fair Value | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	432.8		422.2
Fair Value | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	728.9		792.4
Fair Value | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	728.9		792.4
Fair Value | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,691.4		23,932.2
Fair Value | Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,405.8		23,731.4
Fair Value | Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	285.6		200.8
Fair Value | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,381.2		2,472.8
Fair Value | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,381.2		2,472.8
Fair Value | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	858.4		795.7
Fair Value | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	858.4		795.6
Fair Value | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.1
Fair Value | Collateralized Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	912.6		1,146.6
Fair Value | Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	912.6		1,146.6
Fair Value | Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Other Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,174.0		719.4
Fair Value | Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0		0.0
Fair Value | Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,123.2		677.9
Fair Value | Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	50.8		41.5
Fair Value | Index options | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	61.8		261.9
Fair Value | Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0		0.0
Fair Value | Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	61.8		222.4
Fair Value | Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0		39.5
Fair Value | Foreign currency swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	115.4		75.5
Fair Value | Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0		0.0
Fair Value | Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	115.4		75.5
Fair Value | Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0		0.0
Fair Value | Other derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.7		1.7
Fair Value | Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.2		0.2
Fair Value | Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.5		1.5
Fair Value | Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0		0.0
Fair Value | Embedded derivatives – Indexed products | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives – Indexed products	871.5		797.5
Fair Value | Embedded derivatives – Indexed products | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives – Indexed products	0.0		0.0
Fair Value | Embedded derivatives – Indexed products | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives – Indexed products	0.0		0.0
Fair Value | Embedded derivatives – Indexed products | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives – Indexed products	871.5		797.5
Fair Value | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,349.0		6,180.8
Fair Value | Mortgage loans | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0.0		0.0
Fair Value | Mortgage loans | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0.0		0.0
Fair Value | Mortgage loans | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,349.0		6,180.8
Fair Value | Tax Credit Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	122.0		135.1
Fair Value | Tax Credit Investments | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	0.0		0.0
Fair Value | Tax Credit Investments | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	0.0		0.0
Fair Value | Tax Credit Investments | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	122.0		135.1
Fair Value | Funds held under deposit contracts: Deferred annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	21,946.8		19,943.3
Fair Value | Funds held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0		0.0
Fair Value | Funds held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0		0.0
Fair Value | Funds held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	21,946.8		19,943.3
Fair Value | Funds held under deposit contracts: Income annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	470.4
Funds withheld liability	6,084.5
Fair Value | Funds held under deposit contracts: Income annuities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0
Funds withheld liability	0.0
Fair Value | Funds held under deposit contracts: Income annuities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0
Funds withheld liability	0.0
Fair Value | Funds held under deposit contracts: Income annuities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	470.4
Funds withheld liability	6,084.5
Fair Value | Funds held under deposit contracts: Closed block
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	6,750.4		8,080.5
Fair Value | Funds held under deposit contracts: Closed block | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0		0.0
Fair Value | Funds held under deposit contracts: Closed block | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0		0.0
Fair Value | Funds held under deposit contracts: Closed block | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	6,750.4		8,080.5
Liability | Fair Value | Tax Credit Investments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Future investment contributions	$ 8.4		$ 32.8